Quarterly Information (Unaudited) (Parenthetical) (Detail) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Quarterly Financial Information [Line Items]
Goodwill and asset impairments			$ 7,498	$ 0	$ 0
Integration and restructuring expenses	$ 940		2,500
Decrease in net income due to impairment, integration and restructuring	$ 8,400		$ 10,000
Decrease in diluted earnings per share due to impairment, integration and restructuring	$ 1.02		$ 1.15
Tax provision adjustment		$ 458
Decrease in diluted earnings per share arising from tax provision adjustment		$ 0.05
Phone Business
Quarterly Financial Information [Line Items]
Goodwill and asset impairments	$ 7,498		$ 7,498